Leases	3 Months Ended
Mar. 31, 2020
Leases [Abstract]
Leases	Leases We lease our offices and other facilities and certain manufacturing and office equipment under long-term, non-cancelable operating and finance leases. Some leases include options to purchase, terminate, or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. We do not recognize ROU assets and lease liabilities for leases with terms at inception of twelve months or less.
At inception, we determine if an arrangement contains a lease and whether that lease meets the classification criteria of a finance or operating lease. Some of our arrangements contain lease components (e.g., minimum rent payments) and non-lease components (e.g., services). We have elected to account for these lease and non-lease components as a single lease component. We are also electing not to apply the recognition requirements to short-term leases of twelve months or less and instead will recognize lease payments as expense on a straight-line basis over the lease term.
Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. The Company utilizes its incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. The Company’s incremental borrowing rate varies between 8.3% to 11.8% depending on the length of the lease. This was determined by a third-party valuation firm based on market yields. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of lease payments resulting from changes in the consumer price index. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our ROU assets and lease payments may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.
Finance leases are recorded as an asset and an obligation at an amount equal to the present value of the minimum lease payments during the lease term. Amortization expense and interest expense associated with finance leases are included in selling, general, and administrative expense and interest expense, respectively, on the consolidated statements of comprehensive loss.
The following table approximates the impact that the adoption of ASC 842 had on the Company’s March 31, 2020 and 2019 and December 31, 2019 Consolidated Balance Sheet as impacted by landlord provided incentives and the present value of future cash flows calculation against both the asset and liability:
The components of lease expense related to leases for the period are as follows:

	Three Months Ended March 31,		Year ended December 31,
	2020	2019	2019
	(Unaudited)
	(In thousands)
Lease Cost:
Operating lease expense	$1,152	$980	$4,243
Short-term lease expense	97	58	219
Finance lease cost:
Amortization of right-of-use assets	27	30	98
Interest on lease liabilities	9	4	29
Total finance lease cost	36	34	127
Variable lease cost	348	89	803
Total lease cost	$1,633	$1,161	$5,392
The components of supplemental cash flow information related to leases for the period are as follows:

	Three Months Ended March 31,		Year Ended December 31,
	2020	2019	2019
	(Unaudited)
	(In thousands, except term and rate data)
Cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,312	$1,086	$4,462
Operating cash flows from finance leases	$9	$4	$29
Financing cash flows from finance leases	$23	$23	$104

Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,658	$16,746	$17,658
Finance Leases	$23	$—	$430

Other Information:
Weighted average remaining lease term:
Operating leases (in years)	12.75	14.07	13.36
Finance leases (in years)	3.71	1.48	3.96

Weighted average discount rates:
Operating leases	11.65%	11.79%	11.77%
Finance leases	9.11%	36.95%	9.37%
The supplemental balance sheet information related to leases for the period is as follows:

	As of
	March 31, 2020	December 31, 2019
	(Unaudited)
	(In thousands)
Operating leases
Long-term right-of-use assets	$17,749	$16,632

Short-term operating lease liabilities	$2,421	$2,354
Long-term operating lease liabilities	22,382	21,867
Total operating lease liabilities	$24,803	$24,221
Lease expense for the quarters ended March 31, 2020 and 2019 was $1.6 million and $1.1 million, respectively. Lease expense for the years ended December 31, 2019, 2018 and 2017 was $5.3 million, $4.5 million and $3.9 million, respectively.

Leases	Leases We lease our offices and other facilities and certain manufacturing and office equipment under long-term, non-cancelable operating and finance leases. Some leases include options to purchase, terminate, or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. We do not recognize ROU assets and lease liabilities for leases with terms at inception of twelve months or less.
At inception, we determine if an arrangement contains a lease and whether that lease meets the classification criteria of a finance or operating lease. Some of our arrangements contain lease components (e.g., minimum rent payments) and non-lease components (e.g., services). We have elected to account for these lease and non-lease components as a single lease component. We are also electing not to apply the recognition requirements to short-term leases of twelve months or less and instead will recognize lease payments as expense on a straight-line basis over the lease term.
Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. The Company utilizes its incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. The Company’s incremental borrowing rate varies between 8.3% to 11.8% depending on the length of the lease. This was determined by a third-party valuation firm based on market yields. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of lease payments resulting from changes in the consumer price index. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our ROU assets and lease payments may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.
Finance leases are recorded as an asset and an obligation at an amount equal to the present value of the minimum lease payments during the lease term. Amortization expense and interest expense associated with finance leases are included in selling, general, and administrative expense and interest expense, respectively, on the consolidated statements of comprehensive loss.
The following table approximates the impact that the adoption of ASC 842 had on the Company’s March 31, 2020 and 2019 and December 31, 2019 Consolidated Balance Sheet as impacted by landlord provided incentives and the present value of future cash flows calculation against both the asset and liability:
The components of lease expense related to leases for the period are as follows:

	Three Months Ended March 31,		Year ended December 31,
	2020	2019	2019
	(Unaudited)
	(In thousands)
Lease Cost:
Operating lease expense	$1,152	$980	$4,243
Short-term lease expense	97	58	219
Finance lease cost:
Amortization of right-of-use assets	27	30	98
Interest on lease liabilities	9	4	29
Total finance lease cost	36	34	127
Variable lease cost	348	89	803
Total lease cost	$1,633	$1,161	$5,392
The components of supplemental cash flow information related to leases for the period are as follows:

	Three Months Ended March 31,		Year Ended December 31,
	2020	2019	2019
	(Unaudited)
	(In thousands, except term and rate data)
Cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,312	$1,086	$4,462
Operating cash flows from finance leases	$9	$4	$29
Financing cash flows from finance leases	$23	$23	$104

Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,658	$16,746	$17,658
Finance Leases	$23	$—	$430

Other Information:
Weighted average remaining lease term:
Operating leases (in years)	12.75	14.07	13.36
Finance leases (in years)	3.71	1.48	3.96

Weighted average discount rates:
Operating leases	11.65%	11.79%	11.77%
Finance leases	9.11%	36.95%	9.37%
The supplemental balance sheet information related to leases for the period is as follows:

	As of
	March 31, 2020	December 31, 2019
	(Unaudited)
	(In thousands)
Operating leases
Long-term right-of-use assets	$17,749	$16,632

Short-term operating lease liabilities	$2,421	$2,354
Long-term operating lease liabilities	22,382	21,867
Total operating lease liabilities	$24,803	$24,221
Lease expense for the quarters ended March 31, 2020 and 2019 was $1.6 million and $1.1 million, respectively. Lease expense for the years ended December 31, 2019, 2018 and 2017 was $5.3 million, $4.5 million and $3.9 million, respectively.